GODFREY & KAHN, S.C.

ATTORNEYS AT LAW

833 East Michigan Street, Suite 1800

Milwaukee, Wisconsin 53202

Phone (414) 273-3500        Fax (414) 273-5198

June 29, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	School Specialty, Inc.

Preliminary Proxy Material (SEC File No. 000-24385)

Ladies and Gentlemen:

In accordance with Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, transmitted herewith via EDGAR on behalf of School Specialty, Inc. (the “Company”) please find the Preliminary Proxy Statement and Form of Proxy relating to a special meeting of stockholders of the Company to be held on August 15, 2017 (the “Special Meeting”). The Company intends to mail the Definitive Proxy Statement to the Company’s stockholders entitled to vote at the Special Meeting on or about July 12, 2017.

If you have any comments or questions concerning this filing, please feel free to contact me at the telephone number listed above.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Dennis F. Connolly

Dennis F. Connolly

cc:	Kevin L. Baehler

OFFICES IN MILWAUKEE, MADISON, WAUKESHA, GREEN BAY AND APPLETON, WI; AND WASHINGTON, DC;

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